Unaudited Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Current
Cash and cash equivalents (note 7)	$ 540,206	$ 639,491
Restricted cash	37,357	39,390
Accounts receivable, including non-trade of $170,407 (2012-$83,046) and related party balance of $12,057 (2012-$9,101)	548,896	488,834
Vessels held for sale	6,800	22,364
Net investment in direct financing leases (note 4)	12,556	12,303
Prepaid expenses and other	74,860	61,549
Current portion of loans to equity accounted investees	2,743	139,183
Investment in term loans (note 6b)	188,895	120,642
Current portion of derivative assets (note 14)	23,406	31,669
Total current assets	1,435,719	1,555,425
Restricted cash-non-current	495,714	494,429
Vessels and equipment (notes 6 and 7)
At cost, less accumulated depreciation of $2,196,020 (2012-$1,976,257)	6,130,009	6,004,324
Vessels under capital leases, at cost, less accumulated amortization of $144,636 (2012 - $133,228)	612,633	624,059
Advances on newbuilding contracts (note 9a)	706,965	692,675
Total vessels and equipment	7,449,607	7,321,058
Net investment in direct financing leases-non-current (note 4)	417,858	424,298
Loans to joint ventures and joint venture partners, bearing interest between nil to 8.0%	177,111	67,720
Derivative assets (note 14)	96,583	148,581
Equity accounted investments (notes 3 and 9b)	621,484	480,043
Investment in term loans		68,114
Other non-current assets	140,339	149,682
Intangible assets - net	116,633	126,136
Goodwill	166,539	166,539
Assets	11,117,587	11,002,025
Current
Accounts payable	107,106	111,474
Accrued liabilities	418,956	363,218
Current portion of derivative liabilities (note 14)	180,724	115,835
Current portion of long-term debt (note 7)	942,964	797,411
Current obligation under capital leases	160,284	70,272
Current portion of in-process revenue contracts	47,302	60,627
Advances from equity accounted investees	5,941	4,064
Total current liabilities	1,863,277	1,522,901
Long-term debt, including amounts due to joint venture partners of $13,282 (2012-$13,282) (note 7)	4,800,145	4,762,303
Long-term obligation under capital leases	472,440	567,302
Derivative liabilities (note 14)	348,834	528,187
In-process revenue contracts	160,964	180,964
Other long-term liabilities	209,479	220,079
Total liabilities	7,855,139	7,781,736
Commitments and contingencies (notes 4, 9, and 14)
Redeemable non-controlling interest (note 9e)	28,357	28,815
Equity
Common stock and additional paid-in capital ($0.001 par value; 725,000,000 shares authorized; 70,713,470 shares outstanding (2012-69,704,188); 71,212,670 shares issued (2012-70,203,388) (note 8)	700,484	681,933
Retained earnings	563,120	648,224
Non-controlling interest	1,982,676	1,876,085
Accumulated other comprehensive loss (note 13)	(12,189)	(14,768)
Total equity	3,234,091	3,191,474
Total liabilities and equity	$ 11,117,587	$ 11,002,025